Cash and cash equivalents - Summary of Cash on Hand and Cash Held at Bank (Details) ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 SGD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 SGD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Cash and cash equivalents
Cash on hand and cash held at bank	$ 170,802				$ 177,154				$ 123,358	$ 137,248
RMB
Cash and cash equivalents
Cash on hand and cash held at bank	91,553	¥ 648,445			100,461	¥ 699,666
USD
Cash and cash equivalents
Cash on hand and cash held at bank	76,636				73,449
SGD
Cash and cash equivalents
Cash on hand and cash held at bank	2,446		$ 3,231		1,760		$ 2,370
HKD
Cash and cash equivalents
Cash on hand and cash held at bank	163			$ 1,275	157			$ 1,223
Other Currency [Member]
Cash and cash equivalents
Cash on hand and cash held at bank	$ 4				$ 1,327